Debt - Debt Maturity (Details)	Jun. 30, 2022 USD ($)
Debt Instrument [Line Items]
2023	$ 42,000,000
2024	42,000,000
2025	42,000,000
2026	222,000,000
2027	566,000,000
2028	50,000,000
Total debt principal	964,000,000
Term Loan Facility
Debt Instrument [Line Items]
2023	0
2024	0
2025	0
2026	180,000,000
2027	0
2028	0
Total debt principal	180,000,000
Second Lien Facility
Debt Instrument [Line Items]
2023	42,000,000
2024	42,000,000
2025	42,000,000
2026	42,000,000
2027	566,000,000
2028	0
Total debt principal	734,000,000
Unsecured convertible notes
Debt Instrument [Line Items]
2023	0
2024	0
2025	0
2026	0
2027	0
2028	50,000,000
Total debt principal	$ 50,000,000